Nature of Operations, Basis of Presentation, Liquidity and Going Concern (Details)			1 Months Ended	9 Months Ended		12 Months Ended
	May 15, 2024 D	Nov. 30, 2022	Jul. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)
Nature of Operations, Basis of Presentation, Liquidity and Going Concern
Reverse stock split ratio		0.1
Cash				$ 3,900,000		$ 13,300,000
Working capital				1,800,000		9,600,000
Accumulated deficit				103,934,931		98,889,581	$ 90,726,393
Principal amount of notes payable				10,201,758		10,201,758
Interest Amount				$ 7,200,000		8,000,000
Proceeds from Private Placement, net of transactions costs			$ 15,000,000		$ 15,000,003	15,000,003
Consecutive business days for maintaining bid price requirement | D	30
Minimum
Nature of Operations, Basis of Presentation, Liquidity and Going Concern
Reverse stock split ratio							0.25
Maximum
Nature of Operations, Basis of Presentation, Liquidity and Going Concern
Reverse stock split ratio							0.1
Vivus, Inc | Settlement Agreement
Nature of Operations, Basis of Presentation, Liquidity and Going Concern
Principal amount of notes payable						$ 10,201,758		$ 10,201,758